SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 5,667,846	$ 5,999,427	$ 7,958,434
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,756,308	2,163,693	2,167,209
Additional disclosures
Unrecognized compensation cost	3,287,102
Weighted-average period for recognition	1 year 11 months 16 days
Share Options
Term of award	5 years
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	99,161,181
Granted (in shares)	53,599,950	51,785,550	26,428,314
Exercised (in shares)	(8,320,750)
Forfeited (in shares)	(15,354,646)
Options outstanding at the end of the period (in shares)	129,085,735	99,161,181
Options vested or expected to vest at the end of the period (in shares)	100,118,977
Options exercisable at the end of the period (in shares)	37,698,195
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.25
Granted (in dollars per share)	$ 0.10
Exercised (in dollars per share)	$ 0.11
Forfeited (in dollars per share)	$ 0.32
Options outstanding at the end of the period (in dollars per share)	$ 0.19	$ 0.25
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.22
Options exercisable at the end of the period (in dollars per share)	$ 0.35
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period	3 years 6 months 29 days	3 years 8 months 12 days
Options vested or expected to vest at the end of the period	3 years 4 months 28 days
Options exercisable at the end of the period	2 years 4 months 17 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	17,898,415
Options vested or expected to vest at the end of the period	12,688,649
Options exercisable at the end of the period	2,549,182
Total intrinsic value of options exercised	1,041,126	0	263,779
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.09	$ 0.02	$ 0.25
Risk free rate of return (as a percent)	0.39%	0.32%	0.96%
Expected term	3 years 6 months	3 years 6 months	3 years 6 months
Volatility ratio (as a percent)	74.51%	74.78%	74.04%
Restricted Shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,911,538	3,835,734	5,791,225
Number of shares
Non-vested at the beginning of the period (in shares)	40,464,927
Granted (in shares)	13,943,150
Vested (in shares)	(10,749,320)
Forfeited (in shares)	(5,474,875)
Nonvested at end of the period (in shares)	38,183,882	40,464,927
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.29
Granted (in dollars per share)	$ 0.16
Vested (in dollars per share)	$ 0.46
Forfeited (in dollars per share)	$ 0.26
Nonvested at end of the period (in dollars per share)	$ 0.19	$ 0.29
Additional disclosures
Unrecognized compensation cost	7,136,731
Weighted-average period for recognition	2 years 8 months 1 day
Total fair value of shares vested	$ 1,266,440	$ 1,449,353	$ 7,551,432